CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
Iridium Communications Inc.	1,635,652	$97,877,415	*

Media - 0.4%
Klaviyo Inc.	802,521	16,842,653	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		114,720,068

CONSUMER DISCRETIONARY - 8.4%
Auto Components - 2.5%
Fox Factory Holding Corp.	960,343	113,406,905	*

Diversified Consumer Services - 0.8%
Chegg Inc.	1,780,504	36,963,263	*

Hotels, Restaurants & Leisure - 2.0%
Dutch Bros Inc., Class A Shares	435,323	16,590,160	*
Sweetgreen Inc., Class A Shares	219,543	2,276,661	*
Wingstop Inc.	440,506	69,806,986

Total Hotels, Restaurants & Leisure		88,673,807

Internet & Direct Marketing Retail - 0.6%
Xometry Inc., Class A Shares	830,363	29,079,312	*

Specialty Retail - 2.5%
National Vision Holdings Inc.	2,758,592	113,378,131	*

TOTAL CONSUMER DISCRETIONARY		381,501,418

CONSUMER STAPLES - 9.1%
Food & Staples Retailing - 8.0%
BJ’s Wholesale Club Holdings Inc.	2,265,688	164,194,410	*
Casey’s General Stores Inc.	440,131	103,831,304
Grocery Outlet Holding Corp.	1,796,039	54,581,625	*
Performance Food Group Co.	651,459	39,947,466	*

Total Food & Staples Retailing		362,554,805

Food Products - 1.1%
Calavo Growers Inc.	514,599	16,492,898
Hain Celestial Group Inc.	1,474,543	30,257,622	*

Total Food Products		46,750,520

TOTAL CONSUMER STAPLES		409,305,325

ENERGY - 4.0%
Energy Equipment & Services - 3.4%
Cactus Inc., Class A Shares	1,657,331	89,678,181
ChampionX Corp.	1,991,215	65,749,919

Total Energy Equipment & Services		155,428,100

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2023 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.6%
Matador Resources Co.	378,171	$25,019,793

TOTAL ENERGY		180,447,893

FINANCIALS - 7.8%
Banks - 2.0%
Western Alliance Bancorp	1,198,045	90,296,652

Capital Markets - 3.0%
Hamilton Lane Inc., Class A Shares	886,348	69,011,055
PJT Partners Inc., Class A Shares	817,866	65,453,816

Total Capital Markets		134,464,871

Insurance - 2.8%
American Equity Investment Life Holding Co.	1,565,834	74,611,990
Trupanion Inc.	909,500	53,678,690	*

Total Insurance		128,290,680

TOTAL FINANCIALS		353,052,203

HEALTH CARE - 21.8%
Biotechnology - 0.7%
Biohaven Ltd.	343,585	6,559,038	*
Ultragenyx Pharmaceutical Inc.	546,832	24,787,894	*

Total Biotechnology		31,346,932

Health Care Equipment & Supplies - 8.9%
Figs Inc., Class A Shares	603,077	5,397,539	*
Insulet Corp.	143,104	41,116,641	*
Integra LifeSciences Holdings Corp.	1,538,873	88,177,423	*
Omnicell Inc.	554,593	30,763,274	*
Penumbra Inc.	534,192	133,767,019	*
Silk Road Medical Inc.	1,359,847	73,921,283	*
STAAR Surgical Co.	428,851	30,255,438	*

Total Health Care Equipment & Supplies		403,398,617

Health Care Providers & Services - 4.5%
HealthEquity Inc.	485,607	29,549,186	*
Progyny Inc.	2,089,882	71,871,042	*
Surgery Partners Inc.	3,104,975	103,085,170	*

Total Health Care Providers & Services		204,505,398

Health Care Technology - 1.5%
Certara Inc.	2,658,521	51,575,307	*
Definitive Healthcare Corp.	1,169,700	14,480,886	*

Total Health Care Technology		66,056,193

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 5.0%
Azenta Inc.	759,021	$42,429,274	*
CryoPort Inc.	1,001,628	22,867,167	*
ICON PLC	358,149	82,628,556	*
Olink Holding AB, ADR	1,205,806	23,609,681	*
Syneos Health Inc.	1,463,663	52,574,775	*

Total Life Sciences Tools & Services		224,109,453

Pharmaceuticals - 1.2%
Intra-Cellular Therapies Inc.	400,149	19,175,140	*
Pacira BioSciences Inc.	930,579	36,543,838	*

Total Pharmaceuticals		55,718,978

TOTAL HEALTH CARE		985,135,571

INDUSTRIALS - 18.1%
Air Freight & Logistics - 2.8%
Forward Air Corp.	782,978	84,444,177
GXO Logistics Inc.	796,977	41,705,807	*

Total Air Freight & Logistics		126,149,984

Building Products - 4.3%
Hayward Holdings Inc.	2,172,430	29,306,081	*
Masonite International Corp.	680,290	62,056,054	*
Trex Co. Inc.	1,988,337	104,825,126	*

Total Building Products		196,187,261

Electrical Equipment - 3.2%
Bloom Energy Corp., Class A Shares	3,185,895	79,424,363	*
Shoals Technologies Group Inc., Class A Shares	2,304,561	64,274,206	*

Total Electrical Equipment		143,698,569

Machinery - 5.3%
Albany International Corp., Class A Shares	448,310	50,277,967
RBC Bearings Inc.	576,757	140,711,405	*
Tennant Co.	673,101	47,204,573

Total Machinery		238,193,945

Road & Rail - 0.7%
XPO Inc.	796,977	31,767,503	*

Trading Companies & Distributors - 1.8%
H&E Equipment Services Inc.	1,626,202	82,757,420

TOTAL INDUSTRIALS		818,754,682

INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 0.7%
Viavi Solutions Inc.	2,796,688	31,602,574	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2023 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.9%
Brain Corp.	598,883	$2,470,075	*(a)(b)(c)
nLight Inc.	846,412	10,495,509	*
OSI Systems Inc.	310,818	29,437,573	*

Total Electronic Equipment, Instruments & Components		42,403,157

IT Services - 2.5%
Shift4 Payments Inc., Class A Shares	1,304,970	83,570,279	*
Wix.com Ltd.	322,814	28,078,362	*

Total IT Services		111,648,641

Semiconductors & Semiconductor Equipment - 6.3%
Allegro MicroSystems Inc.	2,492,347	95,132,885	*
Lattice Semiconductor Corp.	1,421,916	107,767,013	*
Monolithic Power Systems Inc.	191,628	81,740,840

Total Semiconductors & Semiconductor Equipment		284,640,738

Software - 13.6%
Aspen Technology Inc.	274,667	54,590,066	*
Envestnet Inc.	964,427	62,687,755	*
HubSpot Inc.	34,686	12,036,389	*
Jamf Holding Corp.	1,541,550	30,630,598	*
Model N Inc.	1,910,753	75,780,464	*(d)
New Relic Inc.	773,174	47,202,273	*
PagerDuty Inc.	2,950,464	87,894,322	*
Paycor HCM Inc.	2,610,496	65,549,555	*
Qualys Inc.	285,453	32,929,858	*
Sprout Social Inc., Class A Shares	960,821	61,463,719	*
Varonis Systems Inc.	2,441,151	63,079,342	*
Zeta Global Holdings Corp., Class A Shares	2,422,733	21,998,416	*

Total Software		615,842,757

TOTAL INFORMATION TECHNOLOGY		1,086,137,867

MATERIALS - 2.1%
Chemicals - 2.1%
Balchem Corp.	416,129	54,358,931
Element Solutions Inc.	1,127,400	23,089,152
Livent Corp.	640,800	16,609,536	*

TOTAL MATERIALS		94,057,619

TOTAL COMMON STOCKS (Cost - $2,865,606,812)		4,423,112,646

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	Rate	SHARES	VALUE
PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—	2,075,035	$3,343,421	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	581,505	*(a)(b)(c)

TOTAL HEALTH CARE			3,924,926

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	1,923,387	7,932,952	*(a)(b)(c)

TOTAL PREFERRED STOCKS (COST - $18,797,220)			11,857,878

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST - $2,884,404,032)			4,434,970,524

SHORT-TERM INVESTMENTS - 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	61,725,630	61,725,630	(e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%	26,453,842	26,453,842	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (COST - $88,179,472)			88,179,472

TOTAL INVESTMENTS - 100.1% (COST - $2,972,583,504)			4,523,149,996

Liabilities in Excess of Other Assets - (0.1)%			(3,126,633)

TOTAL NET ASSETS - 100.0%			$4,520,023,363

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $102,234,306 and the cost was $97,270,295 (Note 2).

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$97,877,415	—	$16,842,653	$114,720,068
Information Technology	1,083,667,792	—	2,470,075	1,086,137,867
Other Common Stocks	3,222,254,711	—	—	3,222,254,711
Preferred Stocks:
Health Care	—	—	3,924,926	3,924,926
Information Technology	—	—	7,932,952	7,932,952

Total Long-Term Investments	4,403,799,918	—	31,170,606	4,434,970,524

Short-Term Investments†	88,179,472	—	—	88,179,472

Total Investments	$4,491,979,390	—	$31,170,606	$4,523,149,996

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended January 31, 2023. The following transactions were effected in such companies for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Model N Inc.	$72,608,614	—	—	—	—
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2,410,717	$45,431,406	45,431,406	$21,388,281	21,388,281

	$75,019,331	$45,431,406		$21,388,281

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Model N Inc.	—	—	$3,171,850	$75,780,464
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$60,077	—	26,453,842

	—	$60,077	$3,171,850	$102,234,306

8

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2023	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	03/21	$2,617,119	$2,470,075	$4.12	0.06%
Brain Corp., Preferred Shares	1,923,387	04/20, 11/20	10,146,825	7,932,952	4.12	0.18
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	3,343,421	1.61	0.07
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	05/21	2,923,298	581,505	1.61	0.01
Klaviyo Inc., Common Shares	802,521	05/21	$26,789,306	16,842,653	20.99	0.37

			$48,203,645	$31,170,606		0.69%

9